General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
General and Administrative Expenses [Abstract]
Professional services			$ 3,106,000			$ 7,645,000	$ 5,987,000
Salaries and related expenses			1,171,000			320,000	133,000
Stock-based compensation expense			6,000	$ 0	$ 178,000	18,825,000	230,000
Rent and office maintenance						195,000
Amortization and Depreciation				438,000	323,000	4,000
Other expenses			242,000			1,093,000	364,000
Total	$ 3,593,000	$ 1,048,000	$ 4,525,000	$ 7,121,000	$ 2,555,000	$ 28,082,000	$ 6,714,000